Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 9 – INCOME TAXES

The Company’s provision for income taxes was $-0- for the years ended December 31, 2012 and 2011, respectively, since the Company has accumulated taxable losses from operations. ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a full valuation allowance equal to the deferred tax asset has been recorded.

The total deferred tax asset is calculated by multiplying a 39 percent marginal tax rate by the cumulative Net Operating Loss (“NOL”). At December 31, 2012, the Company has available $844,956 of NOL’s which expire in various years beginning in 2031 and carrying forward through 2032. The tax effects of significant items comprising the Company’s net deferred taxes as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011

Cumulative NOL	$844,956	$40,851

Deferred Tax Assets:
Net operating loss carry forwards	329,533	15,932
Valuation allowance	(329,533)	(15,932)
	$-	$-

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39 percent to net loss before provision for income taxes for the following reasons:

	December 31,
	2012	2011

Income tax benefit at U. S. federal statutory rates:	$(329,533)	$(15,932)
Change in valuation allowance	329,533	15,932
	$-	$-

The Company files federal and Ohio income tax returns subject to statutes of limitations. The years ended December 31, 2012, 2011, and 2010 are subject to examination by federal and state tax authorities